Accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of accounting policies [Abstract]
Schedule of Annual Depreciation and Amortization Rate
	Useful life (Years)%

Land	50	2
Construction	25	4
Motor vehicles	5	15-20	(Mainly 20%)
Office furniture and equipment	6	6-15	(Mainly 15%)
Computers	3	20-33	(Mainly 33%)
Machinery and equipment	10	10